LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
LeasesLineItem [Line Items]
Operating lease weighted average discount rate percent		6.75%
Operating lease right-of-use assets	$ 133,048	$ 154,254
Operating lease expense	$ 159,171	$ 172,603	$ 171,339
HONG KONG
LeasesLineItem [Line Items]
Operating lease incremental borrowing best lending rate percent	5.25%
Operating lease incremental borrowing margin rate percent	1.50%